Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	386	386
Common stock, shares outstanding	386	386
Preferred stock, authorized	16,000,000	16,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, issued	3,076	3,076
Preferred stock outstanding	3,076	3,076